Note 13 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Year ending December 31, 2022	$ 666
Year ending December 31, 2023	702
Year ending December 31, 2024	308
Year ending December 31, 2025	314
Year ending December 31, 2026	318
Total lease payments	2,308
Less: imputed interest	(302)
Present value of lease liabilities	$ 2,006